Intangible assets, net - Amortization expenses (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Estimated amortization expenses
2025	¥ 10,416
2026	9,019
2027	8,104
2028	7,932
2029	6,117
Thereafter	¥ 11,208